Note 15 - Condensed Parent Company Financial Information - Condensed Statement of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 3,534	$ 3,086	$ 2,170	$ 2,520	$ 2,717	$ 4,092	$ 2,655	$ 4,117	$ 11,310	$ 13,581	$ 13,755
Parent Company [Member]
Income – dividends from bank subsidiary									5,000	5,000	4,500
Expenses – interest, professional fees and other expenses, net of federal income tax benefit and interest income									(1,303)	(979)	(1,150)
Income before equity in undistributed net income of bank subsidiary									3,697	4,021	3,350
Equity in undistributed net income of bank subsidiary									7,613	9,560	10,405
Net income									$ 11,310	$ 13,581	$ 13,755